Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information:

1.       Basis of Presentation and General Information:

Star Bulk Carriers Corp. (“Star Bulk”) is a global shipping company providing worldwide seaborne transportation solutions in the dry bulk sector. Star Bulk was incorporated in the Marshall Islands on December 13, 2006 and maintains offices in Athens, Oslo, New York, Limassol and Geneva. Star Bulk shares trade on the NASDAQ Global Select Market under the ticker symbol “SBLK” (primary listing). Following, and in connection with, the Songa Vessel Purchase Transaction, as defined in the Company’s Annual Report on Form 20-F for the year ended December 31, 2018 (the “2018 Annual Report”) Star Bulk’s common shares also trade on the Oslo Stock Exchange (secondary listing) under the same ticker.

The unaudited interim condensed consolidated financial statements include the accounts of Star Bulk and its wholly owned subsidiaries, as set forth below (collectively, the “Company”) and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for annual financial statements.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2019 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2019.

The unaudited interim condensed consolidated financial statements presented in this report should be read in conjunction with the 2018 Annual Report. The balance sheet as of December 31, 2018 has been derived from the audited consolidated financial statements as of that date, but, pursuant to the requirements for interim financial information, does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.

Unless otherwise defined herein, capitalized words and expressions used herein shall have the same meanings ascribed to them in the 2018 Annual Report.

As of June 30, 2019, the Company owned a modern fleet of 108 dry bulk vessels consisting primarily of Newcastlemax, Capesize, Post Panamax, Kamsarmax, Panamax, Ultramax and Supramax vessels with a carrying capacity between 52,000 deadweight tonnage (“dwt”) and 209,000 dwt, and a combined carrying capacity of 12,244,681 dwt. Additionally, through its subsidiary Star Logistics, during the six-month period ended June 30, 2019, the Company chartered-in a number of third-party vessels on a short to medium term basis (not exceeding one year) to increase its operating capacity in satisfying its clients’ needs.